CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 HKD ($)
Operating activities
Net income	$ 139,895	$ 692,042	$ 131,335
Less: Net income from discontinued operations	(141,341)	(686,534)	(133,252)
Net income/(loss) from continuing operations	(1,446)	5,508	(1,917)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,791	8,772	8,366
Net gain on disposal of property, plant and equipment	0	(545)	0
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(28,017)	(144)	(3,451)
Other payables and accruals	(1,425)	(19,802)	6,430
Tax payables	408	1,664	639
Subsidiaries	0	0	(636)
Net cash provided by/(used in) continuing operations	(21,689)	(4,547)	9,431
Net cash provided by discontinued operations	0	196,478	232,256
Net cash provided by/(used in) operating activities	(21,689)	191,931	241,687
Investing activities
Purchase of property, plant and equipment	(48,943)	0	(23,809)
Proceeds from disposal of property, plant and equipment	0	545	0
Sale proceeds from disposal of a subsidiary (net of cash disposed of HK$314,079 for the year 2016)	131,686	703,363	0
Net cash (used in)/provided by continuing operations	82,743	703,908	(23,809)
Net cash provided by/(used in) discontinued operations	0	(28,059)	(126,628)
Net cash (used in)/provided by investing activities	82,743	675,849	(150,437)
Financing activity
Dividends paid	(151,376)	(837,614)	22,899
Net cash provided by/(used in) continuing operations	(151,376)	(837,614)	22,899
Net cash used in discontinued operations	0	(5,815)	(164,777)
Net cash used in financing activities	(151,376)	(843,429)	(141,878)
Net increase/(decrease) in cash and cash equivalents	(90,322)	24,351	(50,628)
Effect of exchange rate changes on cash and cash equivalents	(813)	(13,490)	(2,538)
Cash and cash equivalents, beginning of year	486,222	475,361	528,527
Cash and cash equivalents, end of year	395,087	486,222	475,361
Less: cash and cash equivalents from discontinued operations	0	0	(163,696)
Cash and cash equivalents, end of year from continuing operations	395,087	486,222	311,665
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest (income)/paid, net	(2,258)	731	1,207
Income taxes paid/(refund)	116	(424)	345
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	$ 141,341	$ 131,686	$ 0